Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.8%)
	Linde plc	78,078	27,613
	Ecolab Inc.	164,783	27,198
	Fastenal Co.	432,430	23,286
	CF Industries Holdings Inc.	147,072	9,046
	Albemarle Corp.	45,275	8,762
	Avery Dennison Corp.	37,592	6,057
	Valvoline Inc.	128,760	4,957
	FMC Corp.	32,395	3,372
	Southern Copper Corp.	42,173	2,816
	Chemours Co.	66,825	1,770
*	MP Materials Corp.	68,360	1,417
	Mosaic Co.	31,502	1,007
	Scotts Miracle-Gro Co.	10,408	658
	Royal Gold Inc.	3,174	393
			118,352
Consumer Discretionary (17.4%)
*	Amazon.com Inc.	6,680,653	805,553
*	Tesla Inc.	1,942,558	396,146
	Costco Wholesale Corp.	332,448	170,067
	Home Depot Inc.	443,575	125,731
	NIKE Inc. Class B	904,941	95,254
	Lowe's Cos. Inc.	392,769	78,998
*	Booking Holdings Inc.	29,169	73,178
	TJX Cos. Inc.	873,102	67,046
*	Netflix Inc.	148,527	58,702
*	Uber Technologies Inc.	1,250,141	47,418
*	Chipotle Mexican Grill Inc. Class A	20,657	42,894
	McDonald's Corp.	135,178	38,541
	Dollar General Corp.	169,544	34,094
	Marriott International Inc. Class A	199,495	33,473
	Estee Lauder Cos. Inc. Class A	172,506	31,746
*	Airbnb Inc. Class A	281,988	30,954
*	AutoZone Inc.	12,781	30,506
	Starbucks Corp.	310,399	30,307
*	Copart Inc.	320,230	28,049
*	Lululemon Athletica Inc.	83,977	27,874
	Target Corp.	191,843	25,118
*	Trade Desk Inc. Class A	329,635	23,101
	Hilton Worldwide Holdings Inc.	142,509	19,398
*	Delta Air Lines Inc.	480,795	17,467
	Tractor Supply Co.	82,951	17,386
*	O'Reilly Automotive Inc.	19,009	17,171

		Shares	Market Value ($000)
*	Spotify Technology SA	105,101	15,650
*	Ulta Beauty Inc.	37,859	15,516
*	Warner Bros Discovery Inc.	1,300,562	14,670
*	Take-Two Interactive Software Inc.	102,770	14,155
*	Roblox Corp. Class A	335,990	14,065
	DR Horton Inc.	124,181	13,268
	Ross Stores Inc.	108,611	11,254
	Darden Restaurants Inc.	67,117	10,639
*	Expedia Group Inc.	110,739	10,599
	Pool Corp.	28,557	9,031
*	NVR Inc.	1,582	8,787
*	Deckers Outdoor Corp.	17,469	8,298
*	Walt Disney Co.	91,786	8,073
*	Etsy Inc.	93,846	7,606
	Churchill Downs Inc.	53,588	7,278
*	Floor & Decor Holdings Inc. Class A	77,458	7,073
*	Five Below Inc.	40,947	7,064
	Vail Resorts Inc.	28,560	6,946
*	Burlington Stores Inc.	45,693	6,875
*	Dollar Tree Inc.	48,591	6,554
	Rollins Inc.	161,049	6,332
*	DraftKings Inc. Class A	265,688	6,201
	Domino's Pizza Inc.	19,349	5,608
*	Las Vegas Sands Corp.	92,671	5,109
*	Live Nation Entertainment Inc.	58,619	4,686
*	Aptiv plc	50,917	4,485
	Williams-Sonoma Inc.	39,478	4,481
	PulteGroup Inc.	66,419	4,389
*	Caesars Entertainment Inc.	105,549	4,329
*	BJ's Wholesale Club Holdings Inc.	63,394	3,972
	Best Buy Co. Inc.	46,322	3,366
	Polaris Inc.	30,716	3,308
	World Wrestling Entertainment Inc. Class A	32,283	3,271
*,1	Lucid Group Inc.	407,768	3,164
	Yum! Brands Inc.	24,557	3,160
	Wyndham Hotels & Resorts Inc.	45,477	3,104
*	Planet Fitness Inc. Class A	46,070	2,946
	Toll Brothers Inc.	42,755	2,895
	Wendy's Co.	128,710	2,833
	H&R Block Inc.	94,815	2,830
*	SiteOne Landscape Supply Inc.	20,396	2,812
	Choice Hotels International Inc.	24,101	2,735
*	YETI Holdings Inc.	64,456	2,357
	RB Global Inc.	44,028	2,293
	eBay Inc.	53,353	2,270
*	Mattel Inc.	128,041	2,229
*	Lyft Inc. Class A	196,965	1,777
	Electronic Arts Inc.	12,687	1,624
	Travel & Leisure Co.	43,023	1,569
*	Wayfair Inc. Class A	37,895	1,528
	Genuine Parts Co.	8,549	1,273
*	RH	5,132	1,257
	Madison Square Garden Sports Corp.	7,049	1,245
*	Liberty Media Corp.-Liberty Formula One Class C	16,372	1,153
*	Leslie's Inc.	117,985	1,119
[1]	Nordstrom Inc.	72,277	1,106
*	Bright Horizons Family Solutions Inc.	12,182	1,043
*,1	Carvana Co. Class A	78,675	1,016

		Shares	Market Value ($000)
*	CarMax Inc.	13,730	991
	Wynn Resorts Ltd.	9,899	977
	Tapestry Inc.	24,181	968
*	Victoria's Secret & Co.	43,598	890
*	Liberty Media Corp.- Liberty SiriusXM Class C	31,166	871
*	Skechers USA Inc. Class A	15,169	779
*	Six Flags Entertainment Corp.	28,071	717
*	Playtika Holding Corp.	62,606	628
*	Liberty Media Corp.- Liberty SiriusXM Class A	17,083	478
	Nexstar Media Group Inc. Class A	2,462	372
*	Mister Car Wash Inc.	42,532	351
*	Norwegian Cruise Line Holdings Ltd.	23,557	350
	Advance Auto Parts Inc.	3,447	251
*	Liberty Media Corp.- Liberty Formula One Class A	2,454	155
*	Ollie's Bargain Outlet Holdings Inc.	2,338	129
*	TripAdvisor Inc.	6,105	95
*	Driven Brands Holdings Inc.	2,733	68
			2,689,518
Consumer Staples (3.9%)
	PepsiCo Inc.	876,452	159,821
	Coca-Cola Co.	2,202,813	131,420
	Procter & Gamble Co.	756,534	107,806
*	Monster Beverage Corp.	509,082	29,842
	Colgate-Palmolive Co.	382,777	28,471
	Sysco Corp.	381,645	26,696
	Hershey Co.	95,190	24,721
	AmerisourceBergen Corp.	122,489	20,842
	Kimberly-Clark Corp.	149,954	20,136
	Clorox Co.	76,692	12,131
	Lamb Weston Holdings Inc.	108,285	12,041
	McKesson Corp.	20,237	7,909
	Church & Dwight Co. Inc.	82,586	7,635
	Kellogg Co.	104,848	7,001
	Brown-Forman Corp. Class B	79,142	4,889
*	Boston Beer Co. Inc. Class A	6,735	2,273
*	Performance Food Group Co.	35,502	1,963
	Brown-Forman Corp. Class A	22,020	1,384
*	Freshpet Inc.	19,180	1,146
*	Darling Ingredients Inc.	8,142	516
*	Pilgrim's Pride Corp.	18,031	400
*	Olaplex Holdings Inc.	96,357	305
*	Grocery Outlet Holding Corp.	4,804	138
			609,486
Energy (1.3%)
	EOG Resources Inc.	321,672	34,512
	Occidental Petroleum Corp.	492,785	28,414
	Hess Corp.	165,629	20,980
	Pioneer Natural Resources Co.	98,256	19,596
*	Enphase Energy Inc.	98,338	17,099
	Cheniere Energy Inc.	107,534	15,030
	Targa Resources Corp.	169,621	11,543
	Devon Energy Corp.	238,876	11,012
	Diamondback Energy Inc.	76,760	9,760
	Halliburton Co.	305,530	8,753
	Texas Pacific Land Corp.	4,296	5,601
	Ovintiv Inc. (XNYS)	131,184	4,338
	Range Resources Corp.	117,055	3,204

		Shares	Market Value ($000)
*	Antero Resources Corp.	139,199	2,841
	PDC Energy Inc.	35,554	2,440
	Coterra Energy Inc.	96,316	2,239
	ONEOK Inc.	37,901	2,148
*,1	ChargePoint Holdings Inc.	190,942	1,846
*,1	Plug Power Inc.	194,222	1,616
	New Fortress Energy Inc.	41,531	1,091
*	Southwestern Energy Co.	61,352	293
	Enviva Inc.	22,732	200
			204,556
Financials (2.7%)
	Marsh & McLennan Cos. Inc.	332,739	57,624
	Progressive Corp.	382,104	48,875
	Blackstone Inc.	533,771	45,712
	Aon plc Class A (XNYS)	145,215	44,768
	Moody's Corp.	113,392	35,932
	Charles Schwab Corp.	634,246	33,418
	MSCI Inc. Class A	43,964	20,686
	Apollo Global Management Inc.	276,725	18,499
	Ameriprise Financial Inc.	50,397	15,042
	Broadridge Financial Solutions Inc.	79,592	11,678
	LPL Financial Holdings Inc.	59,772	11,642
	FactSet Research Systems Inc.	28,508	10,972
	Ares Management Corp. Class A	115,117	10,025
	MarketAxess Holdings Inc.	27,897	7,599
*	Arch Capital Group Ltd.	86,385	6,021
	RenaissanceRe Holdings Ltd.	20,240	3,813
	Arthur J Gallagher & Co.	17,891	3,584
	Morningstar Inc.	16,882	3,456
	Tradeweb Markets Inc. Class A	51,302	3,435
	Everest Re Group Ltd.	9,839	3,345
	Blue Owl Capital Inc. Class A	315,702	3,236
*	Markel Group Inc.	2,269	2,983
	Erie Indemnity Co. Class A	13,926	2,982
*	Ryan Specialty Holdings Inc.	68,555	2,796
	First Citizens BancShares Inc. Class A	2,038	2,542
	Western Alliance Bancorp	48,750	1,653
	Raymond James Financial Inc.	11,644	1,052
	Brown & Brown Inc.	13,424	837
	Lincoln National Corp.	26,966	564
*,1	Rocket Cos. Inc. Class A	46,761	375
[1]	UWM Holdings Corp.	61,707	317
	Assurant Inc.	2,481	298
*,1	Upstart Holdings Inc.	9,860	269
*	Credit Acceptance Corp.	484	216
			416,246
Health Care (10.7%)
	UnitedHealth Group Inc.	639,488	311,584
	Eli Lilly & Co.	515,219	221,266
	AbbVie Inc.	1,327,530	183,146
	Merck & Co. Inc.	797,281	88,028
*	Intuitive Surgical Inc.	244,083	75,138
	Amgen Inc.	337,406	74,449
*	Vertex Pharmaceuticals Inc.	181,601	58,761
	Zoetis Inc.	354,188	57,736
*	Edwards Lifesciences Corp.	464,630	39,136
	Stryker Corp.	141,415	38,971

		Shares	Market Value ($000)
*	DexCom Inc.	289,786	33,980
	Humana Inc.	67,146	33,699
*	IDEXX Laboratories Inc.	61,760	28,704
*	IQVIA Holdings Inc.	139,521	27,473
	Elevance Health Inc.	55,106	24,678
	Agilent Technologies Inc.	199,580	23,085
	ResMed Inc.	108,550	22,881
*	Seagen Inc.	102,109	19,983
	West Pharmaceutical Services Inc.	55,703	18,640
	Thermo Fisher Scientific Inc.	35,901	18,254
	Abbott Laboratories	170,172	17,358
*	Veeva Systems Inc. Class A	104,627	17,337
*	Alnylam Pharmaceuticals Inc.	92,311	17,078
*	Horizon Therapeutics plc	154,646	15,469
*	Insulet Corp.	51,725	14,186
*	Align Technology Inc.	44,206	12,495
	Bio-Techne Corp.	116,820	9,555
*	Molina Healthcare Inc.	33,408	9,150
	Cigna Group	35,048	8,671
*	Avantor Inc.	425,349	8,481
*	Regeneron Pharmaceuticals Inc.	11,383	8,373
*	Penumbra Inc.	26,782	8,231
*	Sarepta Therapeutics Inc.	63,189	7,810
	Danaher Corp.	33,122	7,605
*	Incyte Corp.	118,523	7,295
*	Charles River Laboratories International Inc.	35,327	6,832
*	Neurocrine Biosciences Inc.	71,918	6,439
	Bruker Corp.	80,523	5,564
*	Novocure Ltd.	77,442	5,561
*	Repligen Corp.	29,606	4,971
*	Masimo Corp.	27,340	4,425
*	Exelixis Inc.	207,365	3,998
*	Ionis Pharmaceuticals Inc.	97,250	3,978
*	DaVita Inc.	41,772	3,913
*	agilon health Inc.	182,423	3,627
*	10X Genomics Inc. Class A	61,743	3,239
*	Natera Inc.	68,418	3,223
	HCA Healthcare Inc.	9,935	2,625
*	Guardant Health Inc.	82,195	2,410
	Baxter International Inc.	58,764	2,393
	Chemed Corp.	3,885	2,074
*	Exact Sciences Corp.	23,990	1,957
*	Ultragenyx Pharmaceutical Inc.	39,239	1,937
*	Moderna Inc.	14,933	1,907
*	Catalent Inc.	43,184	1,608
	GE Healthcare Inc.	15,536	1,235
*	Doximity Inc. Class A	39,257	1,204
*	Certara Inc.	56,640	1,177
*	Tandem Diabetes Care Inc.	45,079	1,172
*	Maravai LifeSciences Holdings Inc. Class A	82,921	1,065
*	Sotera Health Co.	74,615	1,051
*	Syneos Health Inc.	13,471	560
*,1	Novavax Inc.	64,908	522
*	ICU Medical Inc.	2,767	484
*	Teladoc Health Inc.	11,644	270
*	Globus Medical Inc. Class A	3,785	205
*,1	Ginkgo Bioworks Holdings Inc.	119,250	188
			1,650,500

		Shares	Market Value ($000)
Industrials (11.8%)
	Visa Inc. Class A	1,220,782	269,829
	Mastercard Inc. Class A	638,664	233,125
	Accenture plc Class A	475,539	145,477
	Union Pacific Corp.	462,303	89,003
	United Parcel Service Inc. Class B (XNYS)	493,279	82,378
	Lockheed Martin Corp.	171,280	76,050
	Deere & Co.	204,261	70,670
	Caterpillar Inc.	340,990	70,159
	Automatic Data Processing Inc.	288,385	60,270
	Illinois Tool Works Inc.	204,086	44,640
	Sherwin-Williams Co.	179,879	40,973
	Cintas Corp.	60,703	28,660
	Honeywell International Inc.	148,967	28,542
*	Boeing Co.	129,564	26,651
	Verisk Analytics Inc. Class A	116,710	25,572
	Paychex Inc.	242,320	25,427
	Old Dominion Freight Line Inc.	74,708	23,192
	WW Grainger Inc.	33,870	21,982
*	Mettler-Toledo International Inc.	16,533	21,854
*	Keysight Technologies Inc.	124,638	20,166
	Trane Technologies plc	100,311	16,374
*	PayPal Holdings Inc.	263,873	16,357
	Rockwell Automation Inc.	58,225	16,221
*	Fair Isaac Corp.	18,238	14,365
	PPG Industries Inc.	93,967	12,337
*	FleetCor Technologies Inc.	53,919	12,215
	CSX Corp.	397,848	12,202
	TransDigm Group Inc.	14,943	11,561
*	Waters Corp.	44,373	11,147
	Emerson Electric Co.	136,216	10,581
	Quanta Services Inc.	58,362	10,364
	Booz Allen Hamilton Holding Corp. Class A	98,650	9,922
	Equifax Inc.	45,639	9,521
	Vulcan Materials Co.	48,519	9,485
	JB Hunt Transport Services Inc.	55,145	9,208
	Jack Henry & Associates Inc.	54,509	8,334
	United Rentals Inc.	24,090	8,041
	Toro Co.	78,346	7,665
	TransUnion	105,865	7,620
*	Axon Enterprise Inc.	39,245	7,571
	Lincoln Electric Holdings Inc.	42,084	7,140
	Parker-Hannifin Corp.	21,794	6,984
	Carlisle Cos. Inc.	32,577	6,921
	HEICO Corp. Class A	56,525	6,888
	Cognex Corp.	121,421	6,673
	Graco Inc.	86,414	6,610
	Xylem Inc.	60,981	6,110
	Crown Holdings Inc.	76,039	5,796
	Northrop Grumman Corp.	12,663	5,515
	Allegion plc	52,103	5,457
*	Paylocity Holding Corp.	30,104	5,200
*	Generac Holdings Inc.	46,737	5,091
	HEICO Corp.	30,844	4,768
	Ball Corp.	92,457	4,730
	General Electric Co.	45,601	4,630
	Robert Half International Inc.	70,020	4,553
*	Fiserv Inc.	40,413	4,534

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	46,653	4,515
	American Express Co.	28,124	4,459
*	Trex Co. Inc.	82,961	4,260
	Watsco Inc.	13,074	4,241
	Graphic Packaging Holding Co.	176,797	4,225
	Landstar System Inc.	23,900	4,192
*	Zebra Technologies Corp. Class A	15,888	4,172
	Sealed Air Corp.	109,407	4,141
*	TopBuild Corp.	20,257	4,085
	Expeditors International of Washington Inc.	36,913	4,072
*	WEX Inc.	23,672	3,926
	Eagle Materials Inc.	22,318	3,636
*	WillScot Mobile Mini Holdings Corp.	81,041	3,491
	Otis Worldwide Corp.	38,378	3,051
*	Euronet Worldwide Inc.	26,559	2,959
	Genpact Ltd.	71,261	2,621
	Allison Transmission Holdings Inc.	54,963	2,600
	Berry Global Group Inc.	44,380	2,539
	WESCO International Inc.	17,606	2,419
*	Shift4 Payments Inc. Class A	38,086	2,389
	Tetra Tech Inc.	16,336	2,246
	CH Robinson Worldwide Inc.	23,374	2,210
	Vontier Corp.	74,312	2,203
	Nordson Corp.	10,083	2,197
	IDEX Corp.	10,204	2,032
	Fortune Brands Innovations Inc.	33,331	2,015
*	FTI Consulting Inc.	10,646	2,002
	Spirit AeroSystems Holdings Inc. Class A	74,777	1,988
	Martin Marietta Materials Inc.	4,152	1,653
	BWX Technologies Inc.	26,889	1,622
	MSA Safety Inc.	10,726	1,475
	A O Smith Corp.	22,676	1,450
	Huntington Ingalls Industries Inc.	6,549	1,319
	Armstrong World Industries Inc.	19,760	1,234
*	Axalta Coating Systems Ltd.	40,422	1,173
	Howmet Aerospace Inc.	27,450	1,173
	Western Union Co.	94,919	1,081
	Donaldson Co. Inc.	15,456	905
	Brunswick Corp.	9,410	710
	AGCO Corp.	6,033	665
	Valmont Industries Inc.	2,145	563
*	Core & Main Inc. Class A	18,950	507
*	GXO Logistics Inc.	8,523	477
	AECOM	6,005	469
	Masco Corp.	8,568	414
	RPM International Inc.	4,913	392
*	Middleby Corp.	2,676	353
*	Masterbrand Inc.	33,331	346
	Louisiana-Pacific Corp.	5,104	299
*	XPO Inc.	5,760	270
*	RXO Inc.	6,383	133
	Ardagh Metal Packaging SA	35,324	127
			1,831,007
Real Estate (1.3%)
	American Tower Corp.	267,777	49,389
	Equinix Inc.	52,374	39,047
	Crown Castle Inc.	324,702	36,760
	Public Storage	93,282	26,427

		Shares	Market Value ($000)
	Simon Property Group Inc.	118,861	12,498
	Iron Mountain Inc.	162,397	8,675
*	CBRE Group Inc. Class A	115,494	8,653
	Equity LifeStyle Properties Inc.	81,762	5,165
	Lamar Advertising Co. Class A	57,114	5,133
	SBA Communications Corp. Class A	18,250	4,048
*	CoStar Group Inc.	43,229	3,432
	Extra Space Storage Inc.	11,849	1,709
	Camden Property Trust	6,411	670
	Apartment Income REIT Corp.	8,916	309
*	Opendoor Technologies Inc.	98,210	259
*	Zillow Group Inc. Class A	5,598	251
*	Zillow Group Inc. Class C	4,161	190
			202,615
Technology (49.2%)
	Apple Inc.	11,298,101	2,002,588
	Microsoft Corp.	5,624,424	1,847,005
	NVIDIA Corp.	1,778,378	672,831
*	Alphabet Inc. Class A	3,934,754	483,463
*	Alphabet Inc. Class C	3,418,796	421,777
	Broadcom Inc.	296,888	239,874
*	Adobe Inc.	343,335	143,442
*	Advanced Micro Devices Inc.	956,179	113,030
	QUALCOMM Inc.	841,599	95,446
*	Meta Platforms Inc. Class A	356,536	94,382
	Intuit Inc.	207,309	86,887
	Applied Materials Inc.	631,710	84,207
	Oracle Corp.	789,949	83,687
*	ServiceNow Inc.	152,525	83,093
	Texas Instruments Inc.	467,621	81,310
	Lam Research Corp.	101,396	62,531
	International Business Machines Corp.	452,279	58,159
*	Synopsys Inc.	114,607	52,142
*	Palo Alto Networks Inc.	223,651	47,725
*	Cadence Design Systems Inc.	205,087	47,357
	KLA Corp.	104,160	46,142
*	Snowflake Inc. Class A	218,259	36,091
*	Salesforce Inc.	154,862	34,593
*	Fortinet Inc.	485,155	33,151
*	Autodesk Inc.	163,537	32,608
*	Workday Inc. Class A	150,181	31,837
*	Crowdstrike Holdings Inc. Class A	161,741	25,900
	Microchip Technology Inc.	341,511	25,702
	Amphenol Corp. Class A	331,734	25,029
*	Palantir Technologies Inc. Class A	1,381,381	20,320
*	Gartner Inc.	57,644	19,764
*	Atlassian Corp. Ltd. Class A	109,296	19,760
*	Datadog Inc. Class A	199,396	18,925
*	HubSpot Inc.	34,783	18,017
	CDW Corp.	101,552	17,435
*	ON Semiconductor Corp.	203,361	17,001
	Monolithic Power Systems Inc.	34,444	16,874
*	Cloudflare Inc. Class A	212,376	14,688
*	MongoDB Inc. Class A	49,777	14,624
	Analog Devices Inc.	76,416	13,578
*	Splunk Inc.	122,140	12,127
	Entegris Inc.	111,386	11,723
*	ANSYS Inc.	34,435	11,143

		Shares	Market Value ($000)
*	DoorDash Inc. Class A	166,078	10,843
	NetApp Inc.	163,200	10,828
	Paycom Software Inc.	38,427	10,765
*	PTC Inc.	79,977	10,749
*	Tyler Technologies Inc.	26,972	10,707
	Teradyne Inc.	106,681	10,688
*	VMware Inc. Class A	78,152	10,651
*	EPAM Systems Inc.	41,192	10,571
	Micron Technology Inc.	154,290	10,523
	HP Inc.	338,678	9,842
*	Zscaler Inc.	63,324	8,579
*	DocuSign Inc. Class A	148,290	8,364
*	Lattice Semiconductor Corp.	101,911	8,286
*	Dynatrace Inc.	162,474	8,285
	Jabil Inc.	79,708	7,135
*	Match Group Inc.	196,006	6,762
*	Zoom Video Communications Inc. Class A	92,955	6,240
	Bentley Systems Inc. Class B	126,550	6,173
*	Pure Storage Inc. Class A	213,957	6,160
*	Globant SA	29,629	5,446
*	Manhattan Associates Inc.	28,710	5,209
*	ZoomInfo Technologies Inc. Class A	206,799	5,114
	Universal Display Corp.	32,642	4,809
*	Smartsheet Inc. Class A	95,832	4,751
*	Dropbox Inc. Class A	187,069	4,306
*	Elastic NV	58,365	4,250
*	AppLovin Corp. Class A	164,671	4,118
*	Toast Inc. Class A	192,305	4,033
	KBR Inc.	66,619	3,932
*	Unity Software Inc.	119,817	3,561
*	Five9 Inc.	52,822	3,492
*	Twilio Inc. Class A	49,560	3,450
*	Aspen Technology Inc.	20,151	3,303
*	Confluent Inc. Class A	93,791	2,977
*	New Relic Inc.	40,154	2,829
*	Nutanix Inc. Class A	90,482	2,680
	Gen Digital Inc. (XNGS)	148,337	2,602
*	Wix.com Ltd.	32,257	2,459
*	Procore Technologies Inc.	38,651	2,337
*	Pinterest Inc. Class A	94,566	2,264
*	RingCentral Inc. Class A	64,367	2,234
*	SentinelOne Inc. Class A	100,512	2,149
*	Allegro MicroSystems Inc.	49,960	1,965
*	Teradata Corp.	41,787	1,958
*	DoubleVerify Holdings Inc.	56,082	1,956
*	Alteryx Inc. Class A	45,360	1,766
*	VeriSign Inc.	7,473	1,669
	Pegasystems Inc.	31,169	1,507
*	Okta Inc.	15,655	1,423
	Dell Technologies Inc. Class C	27,297	1,223
*	Ceridian HCM Holding Inc.	19,607	1,213
*	GoDaddy Inc. Class A	16,356	1,200
	Corning Inc.	32,942	1,015
*	Jamf Holding Corp.	42,981	790
	National Instruments Corp.	12,760	737
	Vertiv Holdings Co. Class A	35,463	684
*,1	GLOBALFOUNDRIES Inc.	11,538	673
*	Black Knight Inc.	10,763	622

		Shares	Market Value ($000)
*	CCC Intelligent Solutions Holdings Inc.	49,870	546
*	Thoughtworks Holding Inc.	65,359	539
*	Coherent Corp.	14,314	529
*	UiPath Inc. Class A	26,440	473
*	nCino Inc.	10,802	297
*	Arrow Electronics Inc.	2,142	271
*	Definitive Healthcare Corp. Class A	13,335	130
*	NCR Corp.	4,929	117
*	Informatica Inc. Class A	4,724	83
			7,595,810
Telecommunications (0.4%)
*	Arista Networks Inc.	184,851	30,748
*	Charter Communications Inc. Class A	79,069	25,788
*	Liberty Broadband Corp. Class C	41,614	3,084
	Cable One Inc.	2,662	1,629
*	Roku Inc.	26,085	1,518
*	Liberty Broadband Corp. Class A	6,121	452
	Ubiquiti Inc.	898	146
			63,365
Utilities (0.4%)
	Waste Management Inc.	289,163	46,821
	Vistra Corp.	170,876	4,096
	AES Corp.	90,728	1,791
	Republic Services Inc. Class A	9,953	1,410
	National Fuel Gas Co.	5,227	266
			54,384
Total Common Stocks (Cost $11,352,854)			15,435,839
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $9,725)	97,275	9,725
Total Investments (100.0%) (Cost $11,362,579)			15,445,564
Other Assets and Liabilities—Net (0.0%)			6,801
Net Assets (100%)			15,452,365
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,050,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,719,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	78	16,343	11

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.